Earnings (loss) per share - Schedule of Computation of Basic Net Earnings (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Computation of Basic Net Earnings (Loss) Per Share [Abstract]
Net earnings (loss) attributable to ordinary shareholders	$ (1,072,667)	$ (3,492,318)	$ 112,030
Weighted average number of ordinary shares outstanding
Basic	28,983,269	12,705,011	12,500,000
Diluted	28,983,269	12,705,011	12,500,000
Basic earnings (loss) per share	$ (0.04)	$ (0.27)	$ 0.01
Diluted earnings (loss) per share	$ (0.04)	$ (0.27)	$ 0.01